Net Loss Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Net Loss Per Common Share [Abstract]
Net Loss Per Common Share

7.Net Loss per Common Share

Basic loss per common share is computed by dividing net loss by the weighted average number of shares of common stock outstanding for the period.  Diluted loss per common share is computed by dividing net loss by the weighted average number of shares of common stock outstanding, plus the number of common share equivalents that would be dilutive.  As of March 31, 2020 and December 31, 2019, there were stock options, restricted stock units, and warrants to acquire, in the aggregate, 2,070,511 and 2,126,063 shares of the Company’s common stock, respectively, that are potentially dilutive. However, diluted loss per share is the same as basic loss per share for all periods presented because the inclusion of common share equivalents would be anti-dilutive.

9.Net Loss per Common Share

Basic loss per common share is computed by dividing net loss by the weighted average number of shares of common stock outstanding for the period.  Diluted loss per common share is computed by dividing net loss by the weighted average number of shares of common stock outstanding, plus the number of common share equivalents that would be dilutive.  As of December 31, 2019 and 2018, there were stock options, restricted stock units (“RSUs”) and warrants to acquire, in the aggregate, 2,126,063 and 1,322,602 shares of the Company’s common stock, respectively, that are potentially dilutive. However, diluted loss per share for all periods presented is the same as basic loss per share for those periods because the inclusion of common share equivalents would be anti-dilutive.